Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	2018		2017		2016
Advances to suppliers	Ps.	273,251	Ps.	346,263	Ps.	705,105
Prepaid aircraft rent		274,254		215,784		668,306
Prepaid insurance		76,896		68,712		47,663
Other prepaid expenses		22,682		65,642		33,555
Sales commission to travel agencies (Note 1d)		59,620		54,501		73,413
Advances for constructions of aircraft and engines		—		13,764		31,437
Loss on sale and leaseback transactions to be amortized (Note 14)		3,047		3,047		3,047
	Ps.	709,750	Ps.	767,713	Ps.	1,562,526